Benefit Programs - Accumulated Postretirement Benefit Obligation and Weighted Average Discount Rate Used in Determining Accumulated Benefit Obligation (Detail) (Other U.S. Benefit Plans [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other U.S. Benefit Plans [Member]
Other Us Benefit Plan [Line Items]
Postretirement benefit obligations	$ 1.3	$ 1.7
Weighted average discount rate	4.90%	3.95%
Healthcare cost trend rate assumed for next year	7.60%	7.90%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2028	2028